Income Taxes (Period Available To Offset Future Taxable Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Income Taxes [Line Items]
Within 5 years	¥ 158,187
6 to 20 years	373,993
Indefinite periods	62,273
Total	¥ 594,453